Cash generated from operations (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Loss before income tax	€ (46,309)	€ (109,778)	€ (304,656)
Adjustments to reconcile loss before income tax to net cash flows:
Loss on modification of old facility	0	0	1,730
Loss on extinguishment of old facility	0	0	2,832
Fair value (gains)/losses on derivatives (purchase options)	0	0	(3,787)
Fair value (gains)/losses on derivatives (power purchase agreements)	12,690	7,442	0
Fair value (gains)/losses on Public and Private warrant liabilities	0	6,273	(27,103)
Other finance (income)/costs	36,544	31,535	12,221
Share-based payment expenses	(29,967)	21,120	258,089
Depreciation, impairments and reversal of impairments of property, plant and equipment	21,767	20,222	16,749
Depreciation and impairments of right-of-use of assets	11,734	8,537	6,710
Amortization and impairments of intangible assets	8,886	3,635	3,691
Net (gain)/loss on disposal of property, plant and equipment	4,407	7,975	10,473
Movements in working capital:
Decrease/(increase) in inventories	6,858	(8,087)	(16,788)
Decrease/(increase) in other financial assets	(2,143)	(9,491)	(3,312)
Decrease/(increase) in trade and other receivables, contract assets, and prepayments and other assets	11,302	(20,490)	(21,664)
Increase/(decrease) in trade and other payables and contract liabilities	8,752	7,828	(31,031)
Increase/(decrease) in provisions and other liabilities	4,387	2,597	142
Cash generated from/(used in) operations	€ 48,909	€ (30,681)	€ (95,704)